ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

5.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The balance of accounts payable and accrued liabilities at March 31, 2021 is $3,022 (December 31, 2020 - $4,528). The majority of the payables and accrued liabilities of $1,245 relate to amounts owed to the Company’s product development suppliers, an amount of $ 653 relates to legal and audit and the balance relates to regular business operations (December 31, 2020 - $3,733 and $446 respectively).